INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, accumulated amortization (Details) - USD ($)	9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Intangible assets
Balance at beginning of the period	$ (173,783,956)
Balance at end of the period	(174,453,875)
Accumulated depreciation
Intangible assets
Balance at beginning of the period	28,522,662	$ 17,524,688
Amortization of the period	8,235,478	7,958,605
Foreign currency translation	(7,957)	3,133
Balance at end of the period	36,750,183	25,486,426
HB4 and breeding program
Intangible assets
Balance at beginning of the period	(31,679,681)
Balance at end of the period	(33,806,586)
HB4 and breeding program | Accumulated depreciation
Intangible assets
Balance at beginning of the period	3,278,744	1,568,554
Amortization of the period	1,282,642	1,270,163
Balance at end of the period	4,561,386	2,838,717
Integrated seed products
Intangible assets
Balance at beginning of the period	(2,841,008)
Balance at end of the period	(2,658,346)
Integrated seed products | Accumulated depreciation
Intangible assets
Balance at beginning of the period	378,800	43,997
Amortization of the period	139,914	34,439
Foreign currency translation	(5,699)	1,921
Balance at end of the period	513,015	80,357
Microbiology product
Intangible assets
Balance at beginning of the period	(49,508,801)
Balance at end of the period	(51,728,746)
Microbiology product | Accumulated depreciation
Intangible assets
Balance at beginning of the period	6,136,227	3,063,073
Amortization of the period	2,238,036	3,218,529
Balance at end of the period	8,374,263	6,281,602
Trademarks and patents
Intangible assets
Balance at beginning of the period	(59,760,753)
Balance at end of the period	(56,737,786)
Trademarks and patents | Accumulated depreciation
Intangible assets
Balance at beginning of the period	7,892,481	3,916,004
Amortization of the period	3,059,216	67,578
Balance at end of the period	10,951,697	3,983,582
Software
Intangible assets
Balance at beginning of the period	(1,987,690)
Balance at end of the period	(2,543,636)
Software | Accumulated depreciation
Intangible assets
Balance at beginning of the period	3,594,721	3,008,388
Amortization of the period	488,422	999,286
Foreign currency translation	(2,258)	1,212
Balance at end of the period	4,080,885	4,008,886
Customer loyalty
Intangible assets
Balance at beginning of the period	(23,006,023)
Balance at end of the period	(21,978,775)
Customer loyalty | Accumulated depreciation
Intangible assets
Balance at beginning of the period	7,241,689	5,924,672
Amortization of the period	1,027,248	2,368,610
Balance at end of the period	$ 8,268,937	$ 8,293,282